LONG-TERM DEBT AND CREDIT FACILITY - Uncollateralized Surety and Performance Bonds (Details) $ in Millions	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Surety Bond
Disclosure of detailed information about borrowings [line items]
Bonds outstanding to guarantee asset retirement obligations related to the Doyon division	$ 215.3	$ 168,800,000	$ 198.9	$ 153,400,000
Performance Bond
Disclosure of detailed information about borrowings [line items]
Bonds outstanding to guarantee asset retirement obligations related to the Doyon division	$ 39.1	$ 30,700,000		$ 0